Significant accounting policies - Exchange rates for the currencies (Details)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.3491	1.3535
Average exchange rate for year ended	1.3601	1.3465